Obligations under Capital Leases and other Obligations (Details Textual) (CAD) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended			15 Months Ended	3 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]
Interest Expense, Lessee, Assets under Capital Lease			222	147	179
Repayment of obligations under capital leases	72	57	961	778		156
Imputed Interest Percentage							0.00%	19.80%
Capital Leases, Balance Sheet, Assets by Major Class, Net	1,863	1,258	1,863	1,258